Component of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Bermuda	$ 0	$ 0	$ 0
Foreign	499	1,407	2,142
Current Income Tax Expense (Benefit), Total	499	1,407	2,142
Deferred
Bermuda	0	0	0
Foreign	1,449	618	(524)
Deferred Income Tax Expense (Benefit), Total	1,449	618	(524)
Income tax (expense) benefit	$ 1,948	$ 2,025	$ 1,618